Debt - Additional Information (Details) € in Thousands, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 EUR (€)
Debt Instrument [Line Items]
Term loan		$ 628,000		$ 628,000			€ 435,000
Line of credit		50,000		50,000		$ 75,000
Amortization of deferred debt issuance cost		35,546	$ 38,421	107,646	$ 112,639
Gain on debt repurchases	[1]	325	1,680	1,621	9,632
Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit		75,000		$ 75,000
Credit facility utilization rate for debt covenants, percentage				40.00%
Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument issued		400,000		$ 400,000			435,000
Secured Loan Notes (Member)
Debt Instrument [Line Items]
Debt instrument, repurchase amount		8,375	24,837	8,375	24,837
Secured Debt Repurchase		3,375	0	3,375	0
First Lien Term Loan
Debt Instrument [Line Items]
Aggregate debt amount, borrowed		1,018,000		1,018,000			710,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, principal payment		2,547	2,547	7,642	7,642
Line of credit facility, amount outstanding				78,269		35,640
Term Loan Facility [Member] | Secured Loan Notes (Member)
Debt Instrument [Line Items]
Future repurchases face value		4,858		4,858
Gain on debt repurchases		325	1,680	1,621	9,632
Future Repurchase Amount		4,834		4,834
Senior Secure Revolving Credit Facility
Debt Instrument [Line Items]
Credit facility available balance		305,000		305,000
USD Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan		390,000		390,000
EUR Incremental Term Loan [Member]
Debt Instrument [Line Items]
Term loan | €							€ 275,000
New Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Letter of credit		147,548		$ 147,548		$ 135,413
Credit facility utilization rate for debt covenants, percentage				40.00%
First lien debt ratio, description				First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0.
New Term Loan Facility [Member]
Debt Instrument [Line Items]
Debt instrument, repurchase amount		73,499	109,139	$ 73,499	109,139
Secured Debt Repurchase		$ 9,275	$ 42,389	$ 9,275	$ 42,389

[1]	Relates to gain on repurchases of the Company's debt (See Note 7).